Deferred Taxation - Deferred Tax Balances After Offset (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets and liabilities [abstract]
Deferred tax assets	¥ 11,364	¥ 24,259
Deferred tax liabilities	¥ 16,380	¥ 21,411